Employee benefits, Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Plan assets [Abstract]
Balance at period start	$ 175,560	$ 164,207
Plan contributions	(8,840)	0
Interests of plan assets	(225)	(140)
Balance at period end	176,606	175,560
Plan Assets [Member]
Plan assets [Abstract]
Balance at period start	2,699	1,651
Expected return on assets	202	908
Plan contributions	8,840	9,272
Benefits paid	(8,840)	(9,272)
Interests of plan assets	225	140
Balance at period end	$ 3,126	$ 2,699